Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net (loss) income, as adjusted	$ (29,734,000)	$ (23,448,000)
Denominator:
Basic weighted average shares outstanding	5,104,642	5,012,722
Diluted weighted average shares outstanding	5,104,642	5,012,722
Basic net (loss) income per ordinary share	$ (5.82)	$ (4.68)
Diluted net (loss) income per ordinary share	$ (5.82)	$ (4.68)
Common Stock [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (29,734,000)	$ (23,448,000)
ANDRETTI ACQUISITION CORP. [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (862,919)	$ 1,890,290
ANDRETTI ACQUISITION CORP. [Member] | Common Class A [Member]
Denominator:
Basic weighted average shares outstanding	16,337,159	21,928,767
Diluted weighted average shares outstanding	16,337,159	21,928,767
Basic net (loss) income per ordinary share	$ (0.04)	$ 0.07
Diluted net (loss) income per ordinary share	$ (0.04)	$ 0.07
ANDRETTI ACQUISITION CORP. [Member] | Common Class A [Member] | Common Stock [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (638,273)	$ 1,449,493
ANDRETTI ACQUISITION CORP. [Member] | Common Class B [Member]
Denominator:
Basic weighted average shares outstanding	5,750,000	5,715,068
Diluted weighted average shares outstanding	5,750,000	5,715,068
Basic net (loss) income per ordinary share	$ (0.04)	$ 0.07
Diluted net (loss) income per ordinary share	$ (0.04)	$ 0.07
ANDRETTI ACQUISITION CORP. [Member] | Common Class B [Member] | Common Stock [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (224,646)	$ 390,797